CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended						5 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating and formation costs		$ 1,096,726			$ 346,362				$ 252,783	$ 1,721,711	$ 1,070,671	$ 1,497,914
Loss from operations		(1,096,726)			(346,362)				(252,783)	(1,721,711)	(1,070,671)	(1,497,914)
Other income:
Interest earned on cash and investments held in trust account		46,485			7,029				7,785	347,367	61,163	68,295
Interest income - bank		12			19				13	28	63	72
Gain on elimination waiver of deferred underwriting fee		0			0					9,660,000	0
Change in fair value of derivative liabilities		1,926,400			4,575,200				(3,371,200)	10,552,969	6,260,800	10,637,431
Transaction costs allocated to derivative warrant liabilities									(468,315)
Total other income		1,972,897			4,582,248				3,831,717	20,560,364	6,322,026	(10,705,798)
Income before provision for income taxes		876,171			4,235,886					18,838,653	5,251,355
Provision for income taxes		(3,863)			0					(26,729)	0
Net income		$ 872,308	$ 10,071,447	$ 7,868,169	$ 4,235,886	$ (4,894,262)	$ 5,909,731		$ (4,084,500)	$ 18,811,924	$ 5,251,355	$ 9,207,884
Class A Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)		938,090			27,600,000			2,356,098	2,356,098	16,466,455	27,600,000	27,600,000
Weighted average shares outstanding, diluted (in shares)	2,356,098	938,090			27,600,000				2,356,098	16,466,455	27,600,000	27,600,000
Basic net income per share (in dollars per share)		$ 0.11			$ 0.12			$ (0.50)	$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Diluted net income per share (in dollars per share)		$ 0.11			$ 0.12				$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)		6,900,000			6,900,000			5,820,732	5,820,732	6,900,000	6,900,000	6,900,000
Weighted average shares outstanding, diluted (in shares)	5,820,732	6,900,000			6,900,000				5,820,732	6,900,000	6,900,000	6,900,000
Basic net income per share (in dollars per share)		$ 0.11			$ 0.12			$ (0.50)	$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Diluted net income per share (in dollars per share)		$ 0.11			$ 0.12				$ (0.50)	$ 0.81	$ 0.15	$ 0.27